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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:    149,956
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------               ---------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                                                                                       -------------------
                          TITLE OF                 VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER              CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------         ---------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALCOA INC                    COM        013817101     199   23,041   SH               SOLE              23,041   0     0
BANK OF AMERICA
  CORPORATION                COM        060505104   1,758  316,184   SH               SOLE             316,184   0     0
BLACKSTONE GROUP L P    COM UNIT LTD    09253U108   1,771  126,429   SH               SOLE             126,429   0     0
BOEING CO                    COM        097023105   2,365   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                COM        17275R102   2,035  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC              COM NEW      172967424     471   17,893   SH               SOLE              17,893   0     0
DELL INC                     COM        24702R101     504   34,480   SH               SOLE              34,480   0     0
DIAMOND OFFSHORE
  DRILLING IN                COM        25271C102     231    4,183   SH               SOLE               4,183   0     0
FEDEX CORP                   COM        31428X106   1,114   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL         COM PAR $0.01   345370860   1,193  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO          COM        369604103   2,287  127,712   SH               SOLE             127,712   0     0
GOLDMAN SACHS GROUP
  INC                        COM        38141G104     810    8,960   SH               SOLE               8,960   0     0
GOOGLE INC                  CL A        38259P508   1,172    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC               COM        437076102   1,905   45,324   SH               SOLE              45,324   0     0
ISHARES INC              MSCI BRAZIL    464286400     498    8,672   SH               SOLE               8,672   0     0
ISHARES INC              MSCI GERMAN    464286806   1,702   88,562   SH               SOLE              88,562   0     0
ISHARES INC              MSCI JAPAN     464286848   3,355  368,248   SH               SOLE             368,248   0     0
ISHARES TR             DJ OIL&GAS EXP   464288851   3,163   51,493   SH               SOLE              51,493   0     0
ISHARES TR             MSCI EAFE INDEX  464287465  19,247  388,593   SH               SOLE             388,593   0     0
ISHARES TR             MSCI EMERG MKT   464287234     316    8,316   SH               SOLE               8,316   0     0
ISHARES TR              RUSSELL 1000    464287622   1,366   19,690   SH               SOLE              19,690   0     0
ISHARES TR              RUSSELL 2000    464287655     657    8,911   SH               SOLE               8,911   0     0
ISHARES TR              RUSSELL 3000    464287689   7,854  105,874   SH               SOLE             105,874   0     0
ISHARES TR             RUSSELL MCP GR   464287481     995   18,080   SH               SOLE              18,080   0     0
ISHARES TR             RUSSELL MIDCAP   464287499     781    7,938   SH               SOLE               7,938   0     0
ISHARES TR               S&P500 GRW     464287309   4,887   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO          COM        46625H100     266    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                COM        548661107     700   27,567   SH               SOLE              27,567   0     0
MGM RESORTS
  INTERNATIONAL              COM        552953101     874   83,834   SH               SOLE              83,834   0     0
MICROSOFT CORP               COM        594918104     395   15,218   SH               SOLE              15,218   0     0
NEWS CORP                   CL A        65248E104     313   17,544   SH               SOLE              17,544   0     0
NORFOLK SOUTHERN CORP        COM        655844108   2,302   31,600   SH               SOLE              31,600   0     0
OCCIDENTAL PETE CORP
  DEL                        COM        674599105   1,167   12,455   SH               SOLE              12,455   0     0
POWERSHARES QQQ TRUST    UNIT SER 1     73935A104  13,005  232,936   SH               SOLE             232,936   0     0
SPDR INDEX SHS FDS      S&P CHINA ETF   78463X400     702   11,269   SH               SOLE              11,269   0     0
SPDR S&P 500 ETF TR        TR UNIT      78462F103  60,288  480,380   SH               SOLE             480,380   0     0
STARBUCKS CORP               COM        855244109   3,158   68,632   SH               SOLE              68,632   0     0
TOYOTA MOTOR CORP      SP ADR REP2COM   892331307   1,721   26,021   SH               SOLE              26,021   0     0
UBS AG                     SHS NEW      H89231338     451   38,157   SH               SOLE              38,157   0     0
ZIMMER HLDGS INC             COM        98956P102   1,978   37,031   SH               SOLE              37,031   0     0
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